Prepaid Expenses And Other Current Assets	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets [Abstract]
Prepaid Expenses And Other Current Assets
Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following at year end:

	2015	2014
Prepaid taxes	$78,543	$43,228
Prepaid expenses	21,124	31,046
Promotion items and prepayments	11,141	16,034
	$110,808	$90,308